EVENTS AFTER THE REPORTING PERIOD (Detail Textuals) Square_feet in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2019 CAD ($) Square_feet	Jan. 10, 2019 CAD ($)	Mar. 13, 2019 CAD ($)	Mar. 27, 2019 CAD ($)	Dec. 31, 2018 CAD ($) Common_Shares Option RSU	Dec. 31, 2017 CAD ($) Option RSU	Feb. 13, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Option					2,811,000	5,905,000
Exercise price, option granted					$ 2.77	$ 2.67
Number of restricted share units granted | RSU					5,000	825,000
Event after reporting period | Employees and consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Common_Shares					5,383,000
Exercise price, option granted					$ 4.10
Option vesting period					3 years
Number of restricted share units granted | RSU					475,000
Number of restricted share units granted vesting period					2 years
Options expiry period					5 years
Event after reporting period | Emerald Health Bioceuticals, Inc. ("EHB")
Disclosure of non-adjusting events after reporting period [line items]
Equity interests of acquirer		$ 5,000,000
Percentage of ownership for product line		51.00%
Event after reporting period | Emerald Health Naturals ("EHN")
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership for product line		49.00%
Event after reporting period | Pure Sunfarm
Disclosure of non-adjusting events after reporting period [line items]
Percentage of purchase aggregate cannabis production from Delta 3 And Delta 2 in 2020, 2021 and 2022	25.00%
Cash transferred	$ 25,000,000
Amount contributed to cover initial construction costs	2,500,000
Conversion cost estimated	$ 60,000,000
Secured non-revolving term loan							$ 20,000,000
Limited guarantee amount							$ 10,000,000
Event after reporting period | Pure Sunfarm | Village Farms International, Inc. ("Village Farms")
Disclosure of non-adjusting events after reporting period [line items]
Area of property | Square_feet	1.1
Area of property for cannabis operation | Square_feet	1.1
Final short form base shelf prospectus (the "2019 Base Shelf Prospectus")
Disclosure of non-adjusting events after reporting period [line items]
Base Shelf Prospectus issuance and secondary sale authorized			$ 150,000,000
At-the-market equity program | GMP Securities L.P. (the "Agent")
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale or issue of treasury shares				$ 39,000,000